Long-term debt	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Long-term debt [Text Block]
16.	Long-term debt

	December 31, 2018	December 31, 2017
	$	$
		Note 4(a)
Gross proceeds	150,000	150,000
Accrued interest	13,894	13,894
Loan obligation	163,894	163,894

Deferred financing costs	(16,475)	(16,475)
Interest and withholding taxes paid	(41,390)	(33,197)
Loan accretion	61,095	44,699
Gain on loan modification	(3,230)	(3,230)
	163,894	155,691
Repayment of principal and accrued interest	(163,894)	-
Total debt	-	155,691

Current portion of debt	-	36,451
Non-current portion of debt	-	119,240

In 2013, the Company entered into a Definitive Senior Facilities Agreement (“DSFA”) with a special purpose vehicle of RK Mine Finance Trust I (“Red Kite”), which was fully drawn for a total of $150.0 million plus $13.9 million in unpaid interest that was accrued up to May 2016 (when the loan was modified; see below). The debt was carried at amortized cost and was recorded net of unamortized financing fees of $16.5 million. Interest on the DSFA was calculated on a quarterly basis at a rate of LIBOR +6%, subject to a 1% minimum LIBOR rate which creates an interest rate floor. Interest was paid in advance at the beginning of each quarter. The Company had the option to repay the DSFA, or a portion thereof, early without penalty. The DSFA was fully secured by shares of the Company’s Ghanaian subsidiaries.

Prior to April 1, 2016, all interest and accretion costs were capitalized to assets under construction. Commensurate with the declaration of commercial production, all interest and accretion costs were charged to the consolidated statement of operations and comprehensive income (loss).

During the second quarter 2016, the DSFA was amended in order to defer the repayment of the principal for two years (being the principal deferral period). The amendment provided that the first principal repayment would be payable on July 1, 2018 after which the facility will be repaid in nine equal quarterly instalments, with the last repayment on July 1, 2020. The Company continued to pay quarterly interest in advance on the loan facility during the principal deferral period. There were no other changes to the existing debt facility terms. In accordance with IFRS 9, the Company retrospectively recalculated the amortized cost of the modified contractual cash flows with the resulting gain or loss recognized upon adoption of IFRS 9 as of January 1, 2017 (see note 4(a)). A deferral fee of 2% of the loan principal, being $3.3 million, was paid in the second quarter of 2016 commensurate with signing the amendment. The deferral fee was deferred to the loan balance and was being amortized with previously deferred debt financing costs over the remaining life of the DSFA.

For the period January 1, 2018 to July 31, 2018, being the period during which the Company controlled the AGM, $10.0 million of interest expense was recorded at a weighted-average effective interest rate of approximately 13.2% (year ended December 31, 2017 – $16.8 million at a weighted-average effective interest rate of approximately 10.9%) . During the period January 1, 2018 to July 31, 2018, the Company paid $7.8 million in interest to Red Kite and $0.5 million in withholding taxes to the Ghana Revenue Authority (“GRA”) in respect of the Red Kite loan (year ended December 31, 2017 – $13.6 million in interest to Red Kite and withholding taxes to the GRA).

On June 22, 2018, the Company obtained from Red Kite a one-month deferral on the first principal repayment due on July 1, 2018 to August 1, 2018. The deferral of the first principal repayment was obtained by the Company to facilitate the closing of the JV Transaction (note 6). Concurrent with the closing of the JV Transaction, the Company settled the Red Kite debt in full, including all outstanding debt principal and accrued interest, totaling $163.8 million. The Company adjusted the expected life of its long-term debt due to the closing of the JV Transaction and recognized accelerated accretion during the year of $6.2 million (note 6), bringing the carrying value of the debt to its maturity value for which it was settled.